CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Time charter and voyage revenues	$ 1,334,066	$ 1,306,889	$ 1,210,528
Time charter and voyage expenses	(146,429)	(160,231)	(122,630)
Direct vessel expenses	(77,169)	(69,449)	(56,754)
Vessel operating expenses (entirely through related parties transactions)	(349,160)	(331,653)	(312,022)
General and administrative expenses	(85,165)	(80,559)	(67,180)
Depreciation and amortization of intangible assets	(228,472)	(217,823)	(201,820)
Amortization of unfavorable lease terms	12,718	19,922	74,963
Gain on sale of vessels, net	25,760	50,248	149,352
Interest expense and finance cost, net	(124,529)	(133,642)	(83,091)
Interest income	13,803	10,699	856
Other income	582	53,682	1,065
Other expense	(8,697)	(14,438)	(14,020)
Net income	367,308	433,645	579,247
Net income
Common Unitholders	359,867	424,974	567,662
General Partner	$ 7,441	$ 8,671	$ 11,585
Earnings per common unit (see Note 18)
Earnings per common unit, basic	$ 11.98	$ 14.08	$ 18.82
Earnings per common unit, diluted	$ 11.98	$ 14.08	$ 18.82